Notes Related to the Consolidated Statements of Financial Position - Schedule of Depreciation Periods (Detail)	12 Months Ended
Dec. 31, 2019
Industrial Equipment [Member] | Minimum [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property, plant and equipment, Depreciation period	1 year
Industrial Equipment [Member] | Maximum [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property, plant and equipment, Depreciation period	5 years
Fixtures and Improvements in Structures [Member] | Minimum [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property, plant and equipment, Depreciation period	3 years
Fixtures and Improvements in Structures [Member] | Maximum [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property, plant and equipment, Depreciation period	10 years
Office Equipment [Member] | Minimum [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property, plant and equipment, Depreciation period	3 years
Office Equipment [Member] | Maximum [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property, plant and equipment, Depreciation period	5 years
Furniture [Member] | Minimum [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property, plant and equipment, Depreciation period	3 years
Furniture [Member] | Maximum [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Property, plant and equipment, Depreciation period	5 years